Goodwill	9 Months Ended
Sep. 30, 2025
Goodwill.
Goodwill

7. Goodwill

The Company tests goodwill for impairment at least annually as of June 30, or more frequently, if certain events or circumstances warrant. During the nine months ended September 30, 2025, and fiscal year 2024, no impairment of goodwill was recorded.

The following table summarizes the changes in goodwill (in thousands) in the Company’s reportable segments:

	UNITED	UNITED		LATIN
	STATES	KINGDOM	CANADA	AMERICA	TOTAL
Goodwill
December 31, 2023	$31,633	$18,120	$7,417	$—	$57,170
Acquisitions	—	1,089	—	—	1,089
Impact of FX translation	—	—	(142)	—	(142)
September 30, 2024	$31,633	$19,209	$7,275	$—	$58,117

December 31, 2024	$31,633	$19,209	$6,841	$—	$57,683
Impact of FX translation	—	—	223	—	223
September 30, 2025	$31,633	$19,209	$7,064	$—	$57,906